Consolidated Statements of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Securities owned, cost (in dollars)	$ 241,686,422	$ 358,405,739
Class A
General Partner, units outstanding	763.99	2,499.78
Limited Partners, units outstanding	17,492.46	25,707.33
Class B
Limited Partners, units outstanding	222,772.45	322,257.31
Legacy 1 Class
General Partner, units outstanding	1,025.00	1,025.00
Limited Partners, units outstanding	3,313.23	4,395.66
Legacy 2 Class
General Partner, units outstanding	1,000.00	1,000.00
Limited Partners, units outstanding	5,130.96	12,793.52
Global 1 Class
General Partner, units outstanding	1,372.89	1,372.89
Limited Partners, units outstanding	9,938.76	12,449.60
Global 2 Class
General Partner, units outstanding	1,974.70	1,974.70
Limited Partners, units outstanding	17,903.21	27,930.65
Global 3 Class
Limited Partners, units outstanding	228,934.56	280,522.12